Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Average number of employees	239,712	247,055	242,850
Wealth and Personal Banking
Disclosure of operating segments [line items]
Average number of employees	144,615	148,680	144,109
Commercial Banking
Disclosure of operating segments [line items]
Average number of employees	45,631	46,584	48,983
Global Banking and Markets
Disclosure of operating segments [line items]
Average number of employees	49,055	51,313	49,217
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	411	478	541